Share-based payments (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangements [Abstract]
Fair Value Assumptions of Share Options Granted	The weighted-average assumptions used in estimating the fair value of share options with service conditions granted in 2022, 2021 and 2020 were as follows:

	For the year ended December 31,
	2022	2021	2020
Fair value per share	5.08	11.78	4.80
Exercise price	6.96	4.90	0.05
Volatility	66.77%	65.53%	59.74%
Duration	10 years	10 years	10 years

Share Option Activity

A summary of share options activity is presented below.

	2022
	Weighted-Average exercise price (USD) per share option	Number of options
Options as of January 1, 2022	3.32	3,847,800
Granted during the year	6.96	4,092,900
Exercised during the year	4.84	(40,204)
Forfeited during the year	5.37	(207,738)
Expired during the year	5.61	(15,171)
Outstanding as of December 31, 2022	5.30	7,677,587
Vested as of December 31, 2022	3.49	2,006,333
Exercisable as of December 31, 2022	3.49	2,006,333

	2021
	Weighted-Average exercise price (USD) per share option	Number of options
Options as of January 1, 2021	0.05	1,252,900
Granted during the year	4.90	2,598,400
Expired during the year	0.05	(3,500)
Outstanding as of December 31, 2021	3.32	3,847,800
Vested as of December 31, 2021	3.31	489,715
Exercisable as of December 31, 2021	3.31	489,715

	2020
	Weighted-Average exercise price (USD) per share option	Number of options
Options as of January 1, 2020	0.05	501,000
Granted during the year	0.05	1,193,400
Replaced with restricted ordinary shares during the year	0.05	(431,000)
Forfeited during the year	0.05	(10,500)
Outstanding as of December 31, 2020	0.05	1,252,900
Vested as of December 31, 2020	0.05	29,250
Exercisable as of December 31, 2020	0.05	29,250

Share options outstanding at the end of the respective periods have the following expiry dates and exercise prices:

Grant date	Expiry date	Exercise price (USD)	Share options at December 31, 2022
August 31, 2019	August 31, 2029	0.05	46,000
October 1, 2019	October 1, 2029	0.05	10,000
February 29, 2020	February 29, 2030	0.05	6,000
September 30, 2020	September 30, 2030	0.05	1,187,400
January 31, 2021	January 31, 2031	0.05	5,000
February 28, 2021	February 28, 2031	0.05	40,000
March 31, 2021	March 31, 2031	0.05	60,000
April 30, 2021	April 30, 2031	4.80	1,677,307
May 31, 2021	May 31, 2031	4.80	428,600
June 30, 2021	June 30, 2031	11.66	40,000
September 30, 2021	September 30, 2031	7.73	160,000
September 30, 2021	September 30, 2031	4.80	40,000
December 31, 2021	December 31, 2031	4.91	40,000
January 31, 2022	January 31, 2032	4.83	130,000
February 28, 2022	February 28, 2032	5.65	1,587,680
March 31, 2022	March 31, 2032	4.71	15,000
April 30, 2022	April 30, 2032	4.50	110,000
May 31, 2022	May 31, 2032	5.84	10,000
June 30, 2022	June 30, 2032	5.40	146,600
July 31, 2022	July 31, 2032	5.68	3,000
August 31, 2022	August 31, 2032	5.37	33,000
September 30, 2022	September 30, 2032	6.00	28,000
October 31, 2022	October 31, 2032	8.64	15,000
November 30, 2022	November 30, 2032	8.26	17,000
December 31, 2022	December 31, 2032	8.67	1,842,000
Total			7,677,587
Weighted average fair value of options granted during the year (in USD)			5.08
Weighted average remaining contractual life of options outstanding at end of period (in years)			8.89

Grant date	Expiry date	Exercise price (USD)	Share options at December 31, 2021
August 31, 2019	August 31, 2029	0.05	46,000
October 1, 2019	October 1, 2029	0.05	10,000
February 29, 2020	February 29, 2030	0.05	6,000
September 30, 2020	September 30, 2030	0.05	1,187,400
January 31, 2021	January 31, 2031	0.05	5,000
February 28, 2021	February 28, 2031	0.05	40,000
March 31, 2021	March 31, 2031	0.05	60,000
April 30, 2021	April 30, 2031	4.80	1,784,800
May 31, 2021	May 31, 2031	4.80	428,600
June 30, 2021	June 30, 2031	11.66	40,000
September 30, 2021	September 30, 2031	7.73	160,000
September 30, 2021	September 30, 2031	4.80	40,000
December 31, 2021	December 31, 2031	4.91	40,000
Total			3,847,800
Weighted average fair value of options granted during the year (in USD)			11.78
Weighted average remaining contractual life of options outstanding at end of period (in years)			9.17

Grant date	Expiry date	Exercise price (USD)	Share options at December 31, 2020
August 31, 2019	August 31, 2029	0.05	49,500
October 1, 2019	October 1, 2029	0.05	10,000
February 29, 2020	February 29, 2030	0.05	6,000
September 30, 2020	September 30, 2030	0.05	1,187,400
Total			1,252,900
Weighted average fair value of options granted during the year (in USD)			4.29
Weighted average remaining contractual life of options outstanding at end of period (in years)			9.74

Restricted Stock Unit Activity

A summary of restricted shares unit activity is presented below.

	2022
	Restricted share units	Weighted- average grant date fair value
RSUs as of January 1, 2022	548,969	11.86
Granted during the year	—	—
Vested during the year	(222,400)	11.61
Forfeited during the year	(30,000)	15.55
RSUs as of December 31, 2022	296,569	11.50

	2021
	Restricted share units	Weighted- average grant date fair value
RSUs as of January 1, 2021	234,500	4.60
Granted during the year	486,000	15.00
Vested during the year	(115,531)	8.54
Forfeited during the year	(56,000)	15.55
RSUs as of December 31, 2021	548,969	11.86

	2020
	Restricted share units	Weighted- average grant date fair value
RSUs as of January 1, 2020	74,000	5.70
Granted during the year	210,000	4.50
Vested during the year	—	—
Forfeited during the year	(49,500)	5.70
RSUs as of December 31, 2020	234,500	4.60